10. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 – Related Party Transactions

Revenue generated from Vitashower Corp., a company owned by the CEO’s wife, amounted to $21,267 and $10,300 for the nine months ended September 30, 2020 and 2019, respectively. Account receivable balance due from Vitashower Corp. amounted to $22,410 and $0 as of September 30, 2020 and December 31, 2019, respectively.

Compensation for services provided by the President and Chief Executive Officer for the nine months ended September 30, 2020 and 2019 amounted to $90,000 and $90,000, respectively.

Note 10 – Related Party Transactions

Revenue generated from Vitashower Corp., a company owned by the CEO, amounted to $14,184 and $22,200 for the years ended December 31, 2019 and 2018, respectively. Account receivable balance due from Vitashower Corp. amounted to $0 and $39,625 as of December 31, 2019 and 2018, respectively.

Compensation for services provided by the President and Chief Executive Officer for the years ended December 31, 2019 and 2018 amounted to $121,154 and $120,000, respectively.

Promissory note and interest accrued and payable to the previous owner of AVX amounted to $50,000 and $1,750, respectively, as of December 31, 2019.